DEFERRED VARIABLE PAYMENT OBLIGATION (Details Narrative)										3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Aug. 27, 2020 USD ($)	Jul. 02, 2020 USD ($)	Apr. 22, 2020 USD ($)	Feb. 29, 2020 USD ($)	Dec. 30, 2019 USD ($)	Nov. 18, 2019 USD ($)	May 09, 2019 USD ($)	Feb. 01, 2019 USD ($)	May 31, 2021 USD ($) shares	Aug. 27, 2021	Nov. 30, 2022 USD ($)	Feb. 28, 2022 USD ($)		Feb. 28, 2021 USD ($)	Aug. 30, 2022 USD ($)	May 28, 2022 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2016 USD ($)
Principal amount												$ 30,506,346	$ 26,233,598			$ 3,000,000			$ 47,704
Equity Method Investment, Aggregate Cost	$ 1,925,000
Deferred variable payment obligation												2,525,000	2,525,000	[1]	$ 2,525,000
Proceeds from Deferred Variable Payment Obligation															966,000
Accrued Payment												497,150	$ 325,600
Default on payments												$ 265,226					$ 90,300
Investor [Member]
Maximum amount of debt		$ 1,925,000	$ 800,000	$ 100,000		$ 100,000			$ 900,000
Percentage of exchange rate		0.1425	0.0275	0.0100		0.0100			0.09
Debt Instrument, Date of First Required Payment					Feb. 29, 2020
Description of variable payments terms												These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.	These variable payments (Payments) are to be made 30 days after the end of each fiscal quarter. If the Payments would deplete RAD’s available cash by more than 30%, the Payments may be deferred for up to 12 months after the quarterly report at an interest rate of 6% per annum on the unpaid amount.
Description of disposition price											The FMV cannot exceed 43.77% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments. As of March 1, 2021 as a result of the amendment with the first investor noted below. This aggregate asset disposition % was reduced from 43.77 % to 33.77%	The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments	The FMV cannot exceed 30% of the share disposition price defined as the total price the third party paid for the shares plus the total value of all future Payments.
Principal amount					$ 109,000		$ 225,000						$ 109,000
Advance amount					116,000								116,000
Investor [Member] | Series F Preferred Stock [Member]
Purchase of warrant | shares	367									38
Exercise price | $ / shares	$ 1.00
Fair value of warrants										$ 33,015,214
Investor [Member] | Maximum [Member]
Percentage of exchange rate	0.1425
Percentage of total asset disposition price	0.31
Investor [Member] | Minimum [Member]
Percentage of exchange rate	0.0965
Percentage of total asset disposition price	0.21
Investor one [Member]
Maximum amount of debt					400,000			$ 400,000
Percentage of exchange rate								0.04
Investor Two [Member]
Maximum amount of debt					50,000			$ 50,000
Percentage of exchange rate								0.0111
Debt Instrument, Periodic Payment					$ 50,000
Investor Foure [Member]
Percentage of exchange rate							0.0225
Investor Five [Member]
Description of variable payments terms			If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at November 30, 2020 the investor had fully funded the $800,000 commitment
Description of variable payments terms			If the Payments would deplete RAD’s available cash by more than 20%, the payment may be deferred. The investor had agreed to pay $100,000 per month over an 8 month period with the first payment due July 2020 and the final payment no later than February 28, 2021. As at August 31, 2020 the investor had fully funded the $800,000 commitment
Investor Six [Member]
Percentage of assets sold		10.00%
Investor Eight [Member]
Deferred variable payment obligation												$ 2,525,000	$ 2,525,000		$ 2,525,000			$ 2,525,000
Proceeds from Deferred Variable Payment Obligation												$ 2,525,000
Investor Three [Member]
Description of variable payments terms							If the total investor advances turns out to be less than $100,000, this would not constitute a breach of the agreement, rather the 1.00% rate would be adjusted on a pro-rata basis.

[1]	Derived from audited information